Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisition [Abstract]
Schedule of purchase price allocation of acquisition

	2025			2024
	Norther Superior Resources Inc.	Mines D'Or Orbec Inc.	Total	Vanstar
Assets acquired and liabilities assumed
Exploration and evaluation assets	$330.1	$15.2	$345.3	$29.3
Current Assets	3.3	1.0	4.3	0.3
Current Liabilities	(1.2)	(1.6)	(2.8)	—
Non Current Liabilities	(0.9)	—	(0.9)	—
	$331.3	$14.6	$345.9	$29.6
Consideration transferred
Share consideration	$304.0	$7.4	$311.4	$28.2
Cash and cash equivalents	25.0	5.8	30.8	(0.1)
Existing Interest in Mines D'Or Orbec	—	1.0	1.0	—
	$329.0	$14.2	$343.2	$28.1
Transaction costs	2.3	0.4	2.7	1.5
	$331.3	$14.6	$345.9	$29.6